Pacer WealthShield ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 6.3%
Alphabet, Inc. - Class C(a)	1,392	$197,386
Alphabet, Inc. - Class A(a)	1,660	232,566
Match Group, Inc.(a)	1,604	61,562
Meta Platforms, Inc. - Class A(a)(b)	947	369,462
Netflix, Inc.(a)	424	239,183
Pinterest, Inc. - Class A(a)	2,254	84,457
ROBLOX Corp. - Class A(a)	1,883	73,079
Snap, Inc. - Class A(a)(b)	4,545	72,220
ZoomInfo Technologies, Inc.(a)(b)	2,533	40,629
		1,370,544

Consumer Discretionary - 23.1%
Airbnb, Inc. - Class A(a)(b)	1,341	193,291
Amazon.com, Inc.(a)	11,713	1,817,857
Aptiv PLC(a)	280	22,772
AutoZone, Inc.(a)	18	49,718
Bath & Body Works, Inc.	225	9,599
Best Buy Co., Inc.(b)	192	13,918
Booking Holdings, Inc.(a)	35	122,761
BorgWarner, Inc.	232	7,865
Caesars Entertainment, Inc.(a)(b)	214	9,388
CarMax, Inc.(a)(b)	157	11,175
Carnival Corp.(a)	998	16,547
Carvana Co.(a)	963	41,467
Chipotle Mexican Grill, Inc.(a)	27	65,037
Darden Restaurants, Inc.	120	19,510
Domino's Pizza, Inc.(b)	35	14,918
DoorDash, Inc. - Class A(a)(b)	939	97,844
DR Horton, Inc.(b)	298	42,587
DraftKings, Inc.(a)	1,950	76,148
eBay, Inc.	2,414	99,143
Etsy, Inc.(a)(b)	801	53,315
Expedia Group, Inc.(a)	132	19,580
Ford Motor Co.	3,894	45,638
Garmin Ltd.(b)	152	18,162
General Motors Co.(b)	1,356	52,613
Genuine Parts Co.	139	19,492
Hasbro, Inc.(b)	129	6,315
Hilton Worldwide Holdings, Inc.(b)	254	48,504
Home Depot, Inc.	997	351,900
Las Vegas Sands Corp.(b)	365	17,856
Lennar Corp. - Class A(b)	248	37,163
LKQ Corp.	265	12,368
Lowe's Cos., Inc.	571	121,532
Lululemon Athletica, Inc.(a)	114	51,735
Marriott International, Inc.(b)	245	58,734
McDonald's Corp.	723	211,636
MGM Resorts International(a)(b)	271	11,753
Mohawk Industries, Inc.(a)	53	5,525
NIKE, Inc. - Class B	1,212	123,054
Norwegian Cruise Line Holdings Ltd.(a)(b)	422	7,512
NVR, Inc.(a)(b)	3	21,226
O'Reilly Automotive, Inc.(a)(b)	60	61,383
Pool Corp.(b)	39	14,479
PulteGroup, Inc.	214	22,376
Ralph Lauren Corp.	40	5,747
Ross Stores, Inc.	335	46,994
Royal Caribbean Cruises Ltd.(a)	233	29,708
Starbucks Corp.	1,131	105,217
Tapestry, Inc.	227	8,805
Tesla Motors, Inc.(a)(b)	2,754	515,796
TJX Cos., Inc.(b)	1,133	107,533
Tractor Supply Co.(b)	107	24,032
Ulta Beauty, Inc.(a)	49	24,600
VF Corp.(b)	328	5,399
Whirlpool Corp.	55	6,024
Wynn Resorts Ltd.	95	8,971
Yum! Brands, Inc.	278	35,998
		5,050,220

Financials - 21.2%
Aflac, Inc.(b)	445	37,531
Allstate Corp.	219	34,000
American Express Co.(b)	482	96,757
American International Group, Inc.	588	40,872
Ameriprise Financial, Inc.	85	32,881
Aon PLC	168	50,136
Arch Capital Group Ltd.(a)	312	25,718
Arthur J Gallagher & Co.(b)	181	42,021
Assurant, Inc.	44	7,390
Bank of America Corp.	5,784	196,713
Bank of New York Mellon Corp.	644	35,716
Berkshire Hathaway, Inc. - Class B(a)	1,532	587,889
BlackRock, Inc.(b)	117	90,594
Blackstone, Inc.(b)	595	74,048
Brown & Brown, Inc.	198	15,357
Capital One Financial Corp.(b)	319	43,167
Cboe Global Markets, Inc.	88	16,179
Charles Schwab Corp.	1,246	78,398
Chubb Ltd.	342	83,790
Cincinnati Financial Corp.	132	14,626
Citigroup, Inc.(b)	1,603	90,041
Citizens Financial Group, Inc.(b)	391	12,786
CME Group, Inc.	301	61,958
Comerica, Inc.	110	5,784
Discover Financial Services	210	22,159
Everest Group Ltd.	37	14,244
FactSet Research Systems, Inc.	32	15,229
Fidelity National Information Services, Inc.	496	30,881
Fifth Third Bancorp	570	19,517
Fiserv, Inc.(a)	503	71,361
FleetCor Technologies, Inc.(a)	60	17,396
Franklin Resources, Inc.	236	6,285
Global Payments, Inc.	218	29,044
Globe Life, Inc.	72	8,843
Goldman Sachs Group, Inc.	273	104,835
Hartford Financial Services Group, Inc.	252	21,914
Huntington Bancshares, Inc./OH	1,213	15,441
Intercontinental Exchange, Inc.	479	60,991
Invesco Ltd.(b)	376	5,952
Jack Henry & Associates, Inc.	61	10,116
JPMorgan Chase & Co.	2,436	424,740
KeyCorp.	784	11,392
Loews Corp.	153	11,148
M&T Bank Corp.(b)	139	19,196
MarketAxess Holdings, Inc.	32	7,216
Marsh & McLennan Cos., Inc.	413	80,056
Mastercard, Inc. - Class A	698	313,562
MetLife, Inc.	520	36,046
Moody's Corp.(b)	132	51,749
Morgan Stanley	1,059	92,387
MSCI, Inc.(b)	66	39,509
Nasdaq, Inc.	285	16,464
Northern Trust Corp.	173	13,778
PayPal Holdings, Inc.(a)(b)	3,088	189,449
PNC Financial Services Group, Inc.(b)	334	50,504
Principal Financial Group, Inc.	184	14,554
Progressive Corp.	490	87,343
Prudential Financial, Inc.(b)	302	31,689
Raymond James Financial, Inc.	157	17,298
Regions Financial Corp.	779	14,544
S&P Global, Inc.	271	121,503
State Street Corp.	259	19,132
Synchrony Financial(b)	346	13,449
T Rowe Price Group, Inc.(b)	187	20,280
Travelers Cos., Inc.	191	40,370
Truist Financial Corp.	1,117	41,396
US Bancorp(b)	1,305	54,210
Visa, Inc. - Class A(b)	1,343	366,987
W R Berkley Corp.	170	13,920
Wells Fargo & Co.	3,042	152,648
Willis Towers Watson PLC	87	21,428
Zions Bancorp(b)	124	5,196
		4,621,703

Health Care - 19.8%
4D Molecular Therapeutics, Inc.(a)	467	8,056
89bio, Inc.(a)	2,479	24,542
AbbVie, Inc.(b)	329	54,088
ACADIA Pharmaceuticals, Inc.(a)	2,373	61,484
ADMA Biologics, Inc.(a)	2,975	15,440
Agios Pharmaceuticals, Inc.(a)	839	18,978
Akero Therapeutics, Inc.(a)	2,505	54,133
Alector, Inc.(a)	1,043	6,216
Alkermes PLC(a)	1,984	53,667
Alnylam Pharmaceuticals, Inc.(a)	293	50,663
Alpine Immune Sciences, Inc.(a)	438	11,655
Amgen, Inc.(b)	183	57,510
Amicus Therapeutics, Inc.(a)	4,362	54,220
Anavex Life Sciences Corp.(a)(b)	1,268	7,570
Apellis Pharmaceuticals, Inc.(a)	783	49,556
Arcellx, Inc.(a)	612	37,846
Arcturus Therapeutics Holdings, Inc.(a)(b)	619	20,408
Arcus Biosciences, Inc.(a)	1,374	20,802
Ardelyx, Inc.(a)	7,626	66,575
Arrowhead Pharmaceuticals, Inc.(a)	2,024	64,970
Avid Bioservices, Inc.(a)	2,083	14,102
Avidity Biosciences, Inc.(a)	1,073	13,123
Beam Therapeutics, Inc.(a)	1,856	45,286
BioCryst Pharmaceuticals, Inc.(a)	5,223	27,682
Biogen, Inc.(a)(b)	205	50,565
Biohaven Ltd.(a)	1,506	66,988
BioMarin Pharmaceutical, Inc.(a)	528	46,506
Biomea Fusion, Inc.(a)	556	10,052
Bluebird Bio, Inc.(a)	7,129	7,272
Blueprint Medicines Corp.(a)(b)	673	53,524
Bridgebio Pharma, Inc.(a)(b)	1,531	52,498
Cabaletta Bio, Inc.(a)	1,143	23,409
CareDx, Inc.(a)	1,041	8,911
Caribou Biosciences, Inc.(a)	2,083	12,769
Catalyst Pharmaceuticals, Inc.(a)	1,925	27,720
Celldex Therapeutics, Inc.(a)	809	28,493
Cerevel Therapeutics Holdings, Inc.(a)	773	32,389
Cogent Biosciences, Inc.(a)	1,577	6,986
Crinetics Pharmaceuticals, Inc.(a)	1,335	48,701
CRISPR Therapeutics AG(a)	760	47,842
Cytokinetics, Inc.(a)(b)	1,482	115,788
Day One Biopharmaceuticals, Inc.(a)	1,292	19,445
Deciphera Pharmaceuticals, Inc.(a)	763	10,926
Denali Therapeutics, Inc.(a)	1,759	28,162
Disc Medicine, Inc.(a)	218	14,334
Dynavax Technologies Corp.(a)(b)	2,953	38,153
Dyne Therapeutics, Inc.(a)	896	19,174
Editas Medicine, Inc.(a)	1,947	13,687
Exact Sciences Corp.(a)	758	49,573
Exelixis, Inc.(a)	2,230	48,525
Geron Corp.(a)	9,121	16,783
Gilead Sciences, Inc.(b)	621	48,599
Halozyme Therapeutics, Inc.(a)	1,228	41,568
Ideaya Biosciences, Inc.(a)	1,057	46,011
ImmunityBio, Inc.(a)	4,043	13,584
ImmunoGen, Inc.(a)(b)	1,680	49,258
Immunovant, Inc.(a)	1,251	45,549
Incyte Corp.(a)	937	55,067
Inhibrx, Inc.(a)	564	21,731
Insmed, Inc.(a)	1,754	48,761
Intellia Therapeutics, Inc.(a)	1,690	40,256
Ionis Pharmaceuticals, Inc.(a)(b)	1,008	51,801
Iovance Biotherapeutics, Inc.(a)(b)	6,917	53,468
Ironwood Pharmaceuticals, Inc.(a)(b)	3,891	55,213
Karuna Therapeutics, Inc.(a)	242	75,848
Keros Therapeutics, Inc.(a)	357	19,764
Kiniksa Pharmaceuticals Ltd. - Class A(a)	524	9,238
Krystal Biotech, Inc.(a)(b)	460	51,175
Kura Oncology, Inc.(a)	827	16,656
Kymera Therapeutics, Inc.(a)	656	21,504
MacroGenics, Inc.(a)	518	7,407
Madrigal Pharmaceuticals, Inc.(a)	246	53,311
MannKind Corp.(a)	4,465	14,913
MiMedx Group, Inc.(a)	993	7,686
Mirum Pharmaceuticals, Inc.(a)	712	18,840
Moderna, Inc.(a)(b)	636	64,268
Morphic Holding, Inc.(a)	1,108	35,113
Myriad Genetics, Inc.(a)	937	20,042
Natera, Inc.(a)	881	58,093
Neurocrine Biosciences, Inc.(a)	436	60,940
Novavax, Inc.(a)(b)	8,809	35,236
Nuvalent, Inc. - Class A(a)	704	52,920
Protagonist Therapeutics, Inc.(a)	917	22,934
Prothena Corp. PLC(a)	1,134	32,194
PTC Therapeutics, Inc.(a)	1,858	48,475
RAPT Therapeutics, Inc.(a)	500	12,375
Recursion Pharmaceuticals, Inc. - Class A(a)	5,606	52,752
Regeneron Pharmaceuticals, Inc.(a)(b)	59	55,624
REGENXBIO, Inc.(a)	660	8,131
Relay Therapeutics, Inc.(a)	1,790	16,558
Replimune Group, Inc.(a)	2,532	19,648
REVOLUTION Medicines, Inc.(a)	2,024	56,166
Rhythm Pharmaceuticals, Inc.(a)	665	29,333
Rocket Pharmaceuticals, Inc.(a)	1,139	32,723
Roivant Sciences Ltd.(a)	4,991	49,910
Sage Therapeutics, Inc.(a)	1,677	42,998
Sana Biotechnology, Inc.(a)	2,392	13,132
Sarepta Therapeutics, Inc.(a)(b)	586	69,728
Scholar Rock Holding Corp.(a)(b)	589	8,217
Soleno Therapeutics, Inc.(a)	283	13,117
SpringWorks Therapeutics, Inc.(a)	789	34,819
Syndax Pharmaceuticals, Inc.(a)	2,204	45,160
Teladoc Health, Inc.(a)(b)	1,732	33,653
TG Therapeutics, Inc.(a)	3,121	50,685
Travere Therapeutics, Inc.(a)	2,345	20,941
Twist Bioscience Corp.(a)	1,254	40,630
Ultragenyx Pharmaceutical, Inc.(a)	1,266	55,843
uniQure NV(a)	2,015	11,203
United Therapeutics Corp.(a)	203	43,600
Vaxcyte, Inc.(a)	878	62,707
Veeva Systems, Inc. - Class A(a)	482	99,971
Vera Therapeutics, Inc.(a)	933	33,980
Veracyte, Inc.(a)	872	21,817
Vericel Corp.(a)	578	24,842
Vertex Pharmaceuticals, Inc.(a)	142	61,540
Verve Therapeutics, Inc.(a)	1,667	18,037
Viking Therapeutics, Inc.(a)	2,291	55,305
Vir Biotechnology, Inc.(a)	2,180	20,492
Viridian Therapeutics, Inc.(a)	1,106	21,291
Xencor, Inc.(a)	654	12,230
Zentalis Pharmaceuticals, Inc.(a)	1,968	23,321
		4,307,649

Information Technology - 29.5%
Accenture PLC - Class A	236	85,876
Adobe, Inc.(a)	171	105,640
Advanced Micro Devices, Inc.(a)(b)	607	101,788
Akamai Technologies, Inc.(a)	679	83,673
Amphenol Corp.	227	22,950
Analog Devices, Inc.	187	35,971
ANSYS, Inc.(a)	33	10,818
Apple, Inc.	5,522	1,018,256
Applied Materials, Inc.(b)	314	51,590
Arista Networks, Inc.(a)	646	167,107
Atlassian Corp. - Class A(a)	480	119,890
Autodesk, Inc.(a)	81	20,559
Box, Inc.(a)(b)	1,431	37,177
Broadcom, Inc.	165	194,700
Cadence Design System, Inc.(a)	103	29,711
CDW Corp./DE	51	11,563
Ciena Corp.(a)	1,017	53,901
Cisco Systems, Inc.	5,465	274,234
Cloudflare, Inc. - Class A(a)(b)	1,053	83,240
Cognizant Technology Solutions Corp.	188	14,499
CommScope Holding Co., Inc.(a)	9,388	21,780
Confluent, Inc. - Class A(a)	1,763	39,421
Corning, Inc.	292	9,487
Datadog, Inc. - Class A(a)(b)	856	106,521
DocuSign, Inc.(a)	1,152	70,180
Dropbox, Inc. - Class A(a)(b)	1,721	54,521
Enphase Energy, Inc.(a)(b)	52	5,415
EPAM Systems, Inc.(a)	22	6,118
F5, Inc.(a)	23	4,225
Fair Isaac Corp.(a)(b)	9	10,789
Fastly, Inc.(a)(b)	1,617	32,534
First Solar, Inc.(a)	40	5,852
Fortinet, Inc.(a)	239	15,413
Gartner, Inc.(a)	29	13,266
Gen Digital, Inc.	214	5,025
GoDaddy, Inc. - Class A(a)	638	68,049
Hewlett Packard Enterprise Co.	490	7,492
HP, Inc.	329	9,446
Intel Corp.	1,589	68,454
International Business Machines Corp.(b)	343	62,995
Intuit, Inc.	105	66,290
Jabil, Inc.(b)	48	6,014
Juniper Networks, Inc.(b)	1,973	72,922
Keysight Technologies, Inc.(a)	68	10,422
KLA Corp.(b)	51	30,296
Lam Research Corp.	50	41,259
Microchip Technology, Inc.(b)	203	17,292
Micron Technology, Inc.(b)	415	35,586
Microsoft Corp.	2,807	1,116,006
Monolithic Power Systems, Inc.	18	10,849
Motorola Solutions, Inc.	63	20,129
NetApp, Inc.(b)	80	6,976
Nutanix, Inc.(a)	1,290	72,498
NVIDIA Corp.	933	574,047
NXP Semiconductors NV	98	20,636
Okta, Inc.(a)(b)	804	66,451
ON Semiconductor Corp.(a)(b)	164	11,665
Oracle Corp.(b)	598	66,797
Palo Alto Networks, Inc.(a)	117	39,606
PTC, Inc.(a)(b)	45	8,129
Qorvo, Inc.(a)	38	3,790
QUALCOMM, Inc.	418	62,077
Roper Technologies, Inc.	40	21,480
salesforce.com, Inc.(a)	1,201	337,589
Seagate Technology Holdings PLC	72	6,169
ServiceNow, Inc.(a)	77	58,936
Skyworks Solutions, Inc.(b)	60	6,268
Smartsheet, Inc.(a)	988	44,430
Snowflake, Inc.(a)(b)	675	132,057
Synopsys, Inc.(a)	57	30,401
TE Connectivity Ltd.	117	16,636
Teledyne Technologies, Inc.(a)	18	7,532
Teradyne, Inc.(b)	58	5,602
Texas Instruments, Inc.(b)	341	54,601
Trimble, Inc.(a)(b)	94	4,781
Tyler Technologies, Inc.(a)	16	6,764
VeriSign, Inc.(a)	34	6,762
Western Digital Corp.(a)	121	6,927
Workday, Inc. - Class A(a)	446	129,817
Zebra Technologies Corp.(a)	20	4,791
Zoom Video Communications, Inc. - Class A(a)	1,024	66,161
		6,447,567
TOTAL COMMON STOCKS (Cost $20,691,813)		21,797,683

CONTINGENT VALUE RIGHTS - 0.0%
Health Care - 0.0%(c)(d)
Abiomed Inc. 64		0
Achillion Pharmaceuticals 6,273		2,509
Bristol-Myers Squibb Co.(a) 868		0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		2,509

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(e)	4,853,255	4,853,255
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,853,255)		4,853,255

TOTAL INVESTMENTS - 122.2% (Cost $25,545,068)		$26,653,447
Liabilities in Excess of Other Assets - (22.2)%		(4,841,365)
TOTAL NET ASSETS - 100.0%		$21,812,082

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $4,655,040 which represented 21.3% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,509 or 0.0% of net assets as of January 31, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value. Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 21,797,683	$ -	$ -	$ -	$ 21,797,683
Contingent Value Rights	-	-	2,509	-	2,509
Investments Purchased with Proceeds from Securities Lending	-	-	-	4,853,255	4,853,255
Total Investments in Securities	$ 21,797,683	$ -	$ 2,509	$ 4,853,255	$ 26,653,447

^ See the Schedules of Investments for sector breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PWS(a)	Balance as of 4/30/2023	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 1/31/2024
Contingent Value Rights	$ 2,509	$ -	$ -	$ -	$ -	$ -	$ -	$ 2,509

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PWS	Fair Value as of 1/31/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Contingent Value Rights	$ -	Acquisition Price	Stale Data	$ -
Contingent Value Rights	$ 2,509	Acquisition Price	Stale Data	$ 0.40
Contingent Value Rights	$ -	Acquisition Price	Stale Data	$ -

(a)Table presents information for three securities, Abiomed was valued at $0.00, Achillion Pharmaceuticals has been valued at $0.40, Bristol-Myers Squibb Co. was valued at $0.00 throughout the period.